Share Capital (Employee Share Investment Plan) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity, Class of Treasury Stock [Line Items]
Amount of purchase	$ 33	$ 38	$ 55
Employee Share Investment Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares purchased on behalf of employees (in shares)	0.3
Amount of purchase	$ 33
Weighted-average price per share (in dollars per share)	$ 118.83